Debt (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011 Line of Credit [Member]	Jun. 30, 2010 Line of Credit [Member]	Jun. 30, 2011 Additional Long Term Financing [Member]
Debt Instrument [Line Items]
Additional long-term financing under uncommitted shelf facility agreement amount				$ 100,000
Unused lines under revolving credit facility		143,146
Outstanding amount of revolving credit facility			50,000
Line of credit facility weighted average interest rate			3.30%
Debt (Textuals) [Abstract]
Range of fees on average amount of the total revolving credit commitments	0.07% to 0.15%
Line of credit facility unsecured borrowings amount	150,000
Outstanding letters of credit	6,854
Duration of additional long term financing	15 years
Borrowings under additional long term financing	$ 0
Debt instrument restrictive covenants	required consolidated income before interest, taxes, depreciation and amortization should be at least 300% of interest expense